Consolidated Statements of Comprehensive Income - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income
Net Income	$ 157,031,668	$ 123,117,320	$ 175,246,225
Components of other comprehensive income that will not be reclassified to net income for the period, before taxes
Actuarial Gains (losses) from defined benefit plans	(357,840)	(3,146,362)	(379,007)
Components of other comprehensive income that will be reclassified to net income for the period, before taxes
Gain (losses) from exchange rate translation differences	98,973,862	(264,119,093)	(41,844,584)
Gain (losses) from cash flow hedges	104,232,055	(12,203,755)	(1,865,233)
Income tax related to components of other comprehensive income that will not be reclassified to net income for the period
Income tax benefit related to defined benefit plans	96,617	849,518	102,332
Income tax related to components of other comprehensive income that will be reclassified to net income for the period
Income tax related to exchange rate translation differences	(22,103,267)	84,571,922	9,295,546
Income tax related to cash flow hedges	(28,944,992)	2,334,037	683,482
Other comprehensive income, total	151,896,435	(191,713,733)	(34,007,464)
Total comprehensive income	308,928,103	(68,596,413)	141,238,761
Equity holders of the controller	305,715,046	(68,721,632)	139,861,690
Non-controlling interests	$ 3,213,057	$ 125,219	$ 1,377,071